Commission income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Coming from collection and payment services
Bills	€ 232	€ 245	€ 214
Demand accounts	1,457	1,526	1,408
Cards	4,278	4,012	3,138
Orders	698	625	503
Cheques and other	128	172	139
Coming from collection and payment services	6,793	6,580	5,402
Coming from non-banking financial products
Investment funds	1,092	1,017	992
Pension funds	178	167	161
Insurance	2,715	2,743	2,467
Coming from non-banking financial products	3,985	3,927	3,620
Coming from Securities services
Securities underwriting and placement	511	438	431
Securities trading	348	339	319
Administration and custody	354	321	402
Asset management	341	446	369
Coming from Securities services	1,554	1,544	1,521
Other
Foreign exchange	846	822	522
Financial guarantees	486	433	415
Commitment fees	549	506	442
Other fees and commissions	2,108	2,055	1,890
Other	3,989	3,816	3,269
Total commission income	€ 16,321	€ 15,867	€ 13,812